INCOME AND EXPENSES - Summary of Other Income Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income [Abstract]
Government grants	$ 0	$ 1,173	$ 2,088
Gain on disposal of fixed assets	0	7	611
Gain from cancellation of leases	1,298	1,189	72
Other income	532	340	121
Total other income	1,830	2,709	2,892
Other operating expense [Abstract]
Impairment of receivable	0	(7)	0
Loss on disposal of fixed assets	0	(6)	(6)
Other charges	0	(7,848)	(7,730)
Total other expenses	$ 0	$ (7,861)	$ (7,736)